Other Non-Current Financial Assets - Schedule of Other Non-Current Financial Assets (Details) - Other Non-Current Financial Assets [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Non Current
Deposits	$ 290,828	$ 285,523
Total (A)	290,828	285,523
Current
Deposits		300
Advances for network acquisition	4,242,521	3,861,945
Loans and advances to related parties	18,849	17,539
Other loans and advances	388,314	343,173
Total (B)	4,649,685	4,222,957
Total (A) + (B)	$ 4,940,513	$ 4,437,684